Distribution Date:	11/14/22	COMM 2012-CCRE5 Mortgage Trust
Determination Date:	11/07/22
Next Distribution Date:	12/12/22
Record Date:	10/31/22	Commercial Mortgage Pass-Through Certificates
Series 2012-CCRE5

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			askmidlandls.com	(913) 253-9000
Additional Information	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	7	Special Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Bond / Collateral Reconciliation - Balances	8		William D. Schwartz	william.d.schwartz@pnc.com
Current Mortgage Loan and Property Stratification	9-13		10851 Mastin Street, Suite 700 | Overland Park, KS 66210 | United States
Mortgage Loan Detail (Part 1)	14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	15		David Rodgers	(212) 230-9025
Principal Prepayment Detail	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	18		Corporate Trust Services (CMBS)	cts.cmbs.bond.admin@wellsfargo.com;
Collateral Stratification and Historical Detail	19			trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	20
		Controlling Class	Eightfold Real Estate Capital Fund II, L.P.
Specially Serviced Loan Detail - Part 2	21	Representative
Modified Loan Detail	22		-
Historical Liquidated Loan Detail	23
Historical Bond / Collateral Loss Reconciliation Detail	24
Interest Shortfall Detail - Collateral Level	25
Supplemental Notes	26

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 26

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12623SAA8	0.673000%	85,349,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12623SAB6	1.678000%	159,765,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12623SAC4	2.388000%	90,894,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12623SAD2	2.540000%	100,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12623SAE0	2.771000%	357,557,000.00	26,151,089.13	26,151,089.13	60,387.22	0.00	0.00	26,211,476.35	0.00	0.00%	30.00%
AM	12623SAJ9	3.223000%	123,287,000.00	123,287,000.00	22,440,742.87	331,128.33	0.00	0.00	22,771,871.20	100,846,257.13	68.25%	19.13%
B	12623SAL4	3.774000%	52,432,000.00	52,432,000.00	0.00	164,898.64	0.00	0.00	164,898.64	52,432,000.00	51.74%	14.50%
C	12623SAQ3	4.465642%	35,427,000.00	35,427,000.00	0.00	131,836.91	0.00	0.00	131,836.91	35,427,000.00	40.58%	11.38%
D	12623SAS9	4.465642%	22,673,000.00	22,673,000.00	0.00	84,374.58	0.00	0.00	84,374.58	22,673,000.00	33.44%	9.38%
E	12623SAU4	4.465642%	32,593,000.00	32,593,000.00	0.00	121,290.55	0.00	0.00	121,290.55	32,593,000.00	23.18%	6.50%
F	12623SAW0	4.465642%	21,256,000.00	21,256,000.00	0.00	79,101.40	0.00	0.00	79,101.40	21,256,000.00	16.49%	4.63%
G	12623SAY6	4.465642%	18,422,000.00	18,422,000.00	0.00	68,555.04	0.00	0.00	68,555.04	18,422,000.00	10.68%	3.00%
H*	12623SBA7	4.465642%	34,010,559.52	33,931,810.46	0.00	16,209.44	0.00	0.00	16,209.44	33,931,810.46	0.00%	0.00%
R	12623SBC3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12623SBE9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,133,665,561.52	366,172,899.59	48,591,832.00	1,057,782.11	0.00	0.00	49,649,614.11	317,581,067.59

X-A	12623SAF7	1.321740%	916,852,000.00	149,438,089.13	0.00	164,598.59	0.00	0.00	164,598.59	100,846,257.13
X-B	12623SAG5	0.691642%	52,432,000.00	52,432,000.00	0.00	30,220.14	0.00	0.00	30,220.14	52,432,000.00
Notional SubTotal			969,284,000.00	201,870,089.13	0.00	194,818.73	0.00	0.00	194,818.73	153,278,257.13

Deal Distribution Total					48,591,832.00	1,252,600.84	0.00	0.00	49,844,432.84

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 26

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12623SAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12623SAB6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12623SAC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12623SAD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12623SAE0	73.13823846	73.13823846	0.16888837	0.00000000	0.00000000	0.00000000	0.00000000	73.30712684	0.00000000
AM	12623SAJ9	1,000.00000000	182.02034983	2.68583330	0.00000000	0.00000000	0.00000000	0.00000000	184.70618313	817.97965017
B	12623SAL4	1,000.00000000	0.00000000	3.14500000	0.00000000	0.00000000	0.00000000	0.00000000	3.14500000	1,000.00000000
C	12623SAQ3	1,000.00000000	0.00000000	3.72136817	0.00000000	0.00000000	0.00000000	0.00000000	3.72136817	1,000.00000000
D	12623SAS9	1,000.00000000	0.00000000	3.72136815	0.00000000	0.00000000	0.00000000	0.00000000	3.72136815	1,000.00000000
E	12623SAU4	1,000.00000000	0.00000000	3.72136809	0.00000000	0.00000000	0.00000000	0.00000000	3.72136809	1,000.00000000
F	12623SAW0	1,000.00000000	0.00000000	3.72136808	0.00000000	0.00000000	0.00000000	0.00000000	3.72136808	1,000.00000000
G	12623SAY6	1,000.00000000	0.00000000	3.72136793	0.00000000	0.00000000	0.00000000	0.00000000	3.72136793	1,000.00000000
H	12623SBA7	997.68457029	0.00000000	0.47660022	3.23615141	7.86411731	0.00000000	0.00000000	0.47660022	997.68457029
R	12623SBC3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12623SBE9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12623SAF7	162.99041626	0.00000000	0.17952580	0.00000000	0.00000000	0.00000000	0.00000000	0.17952580	109.99186033
X-B	12623SAG5	1,000.00000000	0.00000000	0.57636825	0.00000000	0.00000000	0.00000000	0.00000000	0.57636825	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 26

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	10/01/22 - 10/30/22	30	0.00	60,387.22	0.00	60,387.22	0.00	0.00	0.00	60,387.22	0.00
X-A	10/01/22 - 10/30/22	30	0.00	164,598.59	0.00	164,598.59	0.00	0.00	0.00	164,598.59	0.00
X-B	10/01/22 - 10/30/22	30	0.00	30,220.14	0.00	30,220.14	0.00	0.00	0.00	30,220.14	0.00
AM	10/01/22 - 10/30/22	30	0.00	331,128.33	0.00	331,128.33	0.00	0.00	0.00	331,128.33	0.00
B	10/01/22 - 10/30/22	30	0.00	164,898.64	0.00	164,898.64	0.00	0.00	0.00	164,898.64	0.00
C	10/01/22 - 10/30/22	30	0.00	131,836.91	0.00	131,836.91	0.00	0.00	0.00	131,836.91	0.00
D	10/01/22 - 10/30/22	30	0.00	84,374.58	0.00	84,374.58	0.00	0.00	0.00	84,374.58	0.00
E	10/01/22 - 10/30/22	30	0.00	121,290.55	0.00	121,290.55	0.00	0.00	0.00	121,290.55	0.00
F	10/01/22 - 10/30/22	30	0.00	79,101.40	0.00	79,101.40	0.00	0.00	0.00	79,101.40	0.00
G	10/01/22 - 10/30/22	30	0.00	68,555.04	0.00	68,555.04	0.00	0.00	0.00	68,555.04	0.00
H	10/01/22 - 10/30/22	30	157,399.71	126,272.76	0.00	126,272.76	110,063.32	0.00	0.00	16,209.44	267,463.03
Totals			157,399.71	1,362,664.16	0.00	1,362,664.16	110,063.32	0.00	0.00	1,252,600.84	267,463.03

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 26

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12623SAJ9	3.223000%	123,287,000.00	123,287,000.00	22,440,742.87	331,128.33	0.00	0.00	22,771,871.20	100,846,257.13
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12623SAL4	3.774000%	52,432,000.00	52,432,000.00	0.00	164,898.64	0.00	0.00	164,898.64	52,432,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12623SAQ3	4.465642%	35,427,000.00	35,427,000.00	0.00	131,836.91	0.00	0.00	131,836.91	35,427,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			211,146,000.03	211,146,000.00	22,440,742.87	627,863.88	0.00	0.00	23,068,606.75	188,705,257.13

Exchangeable Certificate Details
PEZ	12623SAN0	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 26

	Additional Information
Total Available Distribution Amount (1)	49,844,432.84
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 26

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,378,325.80	Master Servicing Fee	11,303.34
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	630.63
Interest Adjustments	402.80	Trustee Fee	630.63
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	0.00
ARD Interest	0.00	Operating Advisor Fee	2,859.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	15,423.89
Total Interest Collected	1,378,728.60

Principal		Expenses/Reimbursements
Scheduled Principal	9,898,008.09	Reimbursement for Interest on Advances	105,293.21
Unscheduled Principal Collections		ASER Amount	(17,773.08)
Principal Prepayments	38,693,823.91	Special Servicing Fees (Monthly)	23,183.74
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	48,591,832.00	Total Expenses/Reimbursements	110,703.87

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,252,600.84
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	48,591,832.00
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	49,844,432.84
Total Funds Collected	49,970,560.60	Total Funds Distributed	49,970,560.60

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 26

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	366,172,899.59	366,172,899.59	Beginning Certificate Balance	366,172,899.59
(-) Scheduled Principal Collections	9,898,008.09	9,898,008.09	(-) Principal Distributions	48,591,832.00
(-) Unscheduled Principal Collections	38,693,823.91	38,693,823.91	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	317,581,067.59	317,581,067.59	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	366,785,676.37	366,785,676.37	Ending Certificate Balance	317,581,067.59
Ending Actual Collateral Balance	317,581,067.59	317,581,067.59

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.47%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 26

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP	Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP
9,999,999 or less	1	9,205,047.46	2.90%	1	4.7215	(0.040000)	Less than 1.35	3	106,815,958.87	33.63%	1	4.2958	1.017038
10,000,000 to 24,999,999	4	59,303,338.60	18.67%	1	4.3690	2.068333	1.35 to 1.39	1	47,285,147.02	14.89%	1	4.0940	1.360000
25,000,000 to 39,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.40 to 1.49	1	90,000,000.00	28.34%	(2)	4.6250	1.470000
40,000,000 to 54,999,999	3	144,896,058.43	45.62%	1	4.2029	1.196112	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
55,000,000 to 69,999,999	0	0.00	0.00%	0	0.0000	0.000000	1.60 to 1.69	1	19,682,699.70	6.20%	1	4.0935	1.690000
70,000,000 or greater	1	90,000,000.00	28.34%	(2)	4.6250	1.470000	1.70 to 1.79	0	0.00	0.00%	0	0.0000	0.000000
Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500	1.80 to 1.99	1	14,262,169.56	4.49%	0	5.0900	1.910000
							2.00 or greater	2	25,358,469.34	7.98%	1	4.1773	2.451036
							Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 26

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP
							Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP
California	2	61,290,237.90	19.30%	0	4.5078	1.022265
							Lodging	1	14,262,169.56	4.49%	0	5.0900	1.910000
Indiana	1	14,262,169.56	4.49%	0	5.0900	1.910000
							Mixed Use	1	9,205,047.46	2.90%	1	4.7215	(0.040000)
New Jersey	1	19,682,699.70	6.20%	1	4.0935	1.690000
							Multi-Family	1	45,525,720.97	14.34%	1	4.0105	1.010000
New York	1	90,000,000.00	28.34%	(2)	4.6250	1.470000
							Office	5	144,411,506.50	45.47%	1	4.2442	1.542461
Pennsylvania	2	92,810,867.99	29.22%	1	4.0530	1.188317
							Retail	1	90,000,000.00	28.34%	(2)	4.6250	1.470000
South Carolina	1	13,752,245.93	4.33%	1	4.0400	2.300000
							Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500
Texas	1	11,606,223.41	3.65%	1	4.3400	2.630000

Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 26

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP	Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP
	4.2499% or less	4	126,245,813.62	39.75%	1	4.0579	1.387632	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	2	63,691,413.85	20.06%	0	4.4463	1.468761	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	2	99,205,047.46	31.24%	(2)	4.6340	1.329890	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	1	14,262,169.56	4.49%	0	5.0900	1.910000	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500	49 months or greater	9	303,404,444.49	95.54%	0	4.3763	1.410338
								Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 26

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP	Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP
	60 months or less	9	303,404,444.49	95.54%	0	4.3763	1.410338	Interest Only	1	90,000,000.00	28.34%	(2)	4.6250	1.470000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	115 months or less	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500	116 months or greater	8	213,404,444.49	67.20%	1	4.2714	1.385176
								Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 26

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	1	14,176,623.10	4.46%	1	4.1600	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	1 to 2 years	0	0.00	0.00%	0	0.0000	0.000000	Totals	0	0.00	0.00%	0	0.0000	0.000000
	1 year or less	8	294,199,397.03	92.64%	0	4.3655	1.455716
	2 years or greater	1	9,205,047.46	2.90%	1	4.7215	(0.040000)
	Totals	10	317,581,067.59	100.00%	0	4.3667	1.425500
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 26

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30289398	RT	Victor	NY	Actual/360	4.625%	358,437.50	0.00	0.00	N/A	09/06/22	--	90,000,000.00	90,000,000.00	09/06/22
4	30289394	OF	Los Angeles	CA	Actual/360	4.470%	200,964.57	124,698.73	0.00	N/A	11/06/22	--	52,209,889.17	52,085,190.44	11/06/22
5	30291531	OF	Philadelphia	PA	Actual/360	4.094%	167,116.68	118,610.03	0.00	N/A	12/06/22	--	47,403,757.05	47,285,147.02	11/06/22
7	30291463	MF	Philadelphia	PA	Actual/360	4.011%	157,545.06	93,415.88	0.00	N/A	12/06/22	--	45,619,136.85	45,525,720.97	11/06/22
11	30289415	OF	Conshohocken	PA	Actual/360	4.260%	92,981.49	25,347,067.70	0.00	N/A	12/06/22	--	25,347,067.70	0.00	11/06/22
14	30289411	OF	Summit	NJ	Actual/360	4.093%	69,531.30	42,724.67	0.00	N/A	12/06/22	--	19,725,424.37	19,682,699.70	11/06/22
16	30289412	OF	Elgin	SC	Actual/360	4.040%	48,025.81	52,683.30	0.00	N/A	12/06/22	--	13,804,929.23	13,752,245.93	11/06/22
20	30289389	MF	Navarre	FL	Actual/360	4.160%	50,910.03	35,233.28	0.00	N/A	12/01/22	--	14,211,856.38	14,176,623.10	11/01/22
22	30289396	LO	Indianapolis	IN	Actual/360	5.090%	62,648.53	31,175.51	0.00	N/A	11/06/22	--	14,293,345.07	14,262,169.56	11/06/22
24	30289397	OF	Houston	TX	Actual/360	4.340%	43,480.13	28,119.98	0.00	N/A	12/06/22	--	11,634,343.39	11,606,223.41	11/06/22
27	30289407	OF	Atlanta	GA	Actual/360	4.330%	38,250.66	10,257,504.27	0.00	N/A	12/06/22	--	10,257,504.27	0.00	11/06/22
29	30291473	MU	San Diego	CA	Actual/360	4.721%	37,531.48	26,118.36	0.00	N/A	12/06/22	--	9,231,165.82	9,205,047.46	11/06/22
46	30289401	OF	Venice	CA	Actual/360	4.792%	22,058.88	5,346,294.07	0.00	N/A	11/06/22	--	5,346,294.07	0.00	11/06/22
51	30289392	RT	Lancaster	CA	Actual/360	4.750%	16,356.75	3,998,934.28	0.00	N/A	11/01/22	--	3,998,934.28	0.00	11/01/22
59	30291464	RT	Bronx	NY	Actual/360	4.694%	12,889.73	3,089,251.94	0.00	N/A	12/06/22	--	3,089,251.94	0.00	11/07/22
Totals							1,378,728.60	48,591,832.00	0.00				366,172,899.59	317,581,067.59

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 26

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,136,798.00	14,493,480.00	01/01/22	06/30/22	--	0.00	0.00	352,082.50	693,112.50	0.00	0.00
4	7,423,651.80	5,340,364.92	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	5,851,017.76	1,256,391.85	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	3,215,735.34	3,076,827.42	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,523,712.90	3,410,323.45	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,232,154.96	2,293,040.84	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,141,164.74	2,812,650.82	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	2,326,901.56	2,749,665.12	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	2,031,382.94	2,296,207.46	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,157,162.94	2,411,203.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	05/06/22	0.00	0.00	0.00	0.00	0.00	0.00
46	1,257,928.07	966,739.17	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
51	807,023.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
59	486,917.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	48,591,551.16	41,106,894.05				0.00	0.00	352,082.50	693,112.50	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 26

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
11	30289415	25,347,067.70	Payoff Prior to Maturity	0.00	0.00
27	30289407	10,257,504.27	Payoff Prior to Maturity	0.00	0.00
59	30291464	3,089,251.94	Payoff Prior to Maturity	0.00	0.00
Totals		38,693,823.91		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 16 of 26

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
11/14/22	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	3	38,693,823.91	4.366662%	4.315075%	0
10/13/22	0	0.00	0	0.00	1	9,231,165.82	0	0.00	0	0.00	0	0.00	0	0.00	12	104,311,139.35	4.371259%	4.321589%	1
09/12/22	0	0.00	0	0.00	1	9,258,387.76	0	0.00	0	0.00	0	0.00	0	0.00	8	148,857,699.27	4.406012%	4.357521%	2
08/12/22	1	90,000,000.00	0	0.00	1	9,284,290.13	0	0.00	0	0.00	0	0.00	0	0.00	4	33,697,353.95	4.313982%	4.268066%	3
07/12/22	0	0.00	0	0.00	1	9,310,087.61	0	0.00	0	0.00	0	0.00	0	0.00	1	3,399,352.85	4.337738%	4.292017%	4
06/10/22	0	0.00	0	0.00	1	9,337,000.24	1	0.00	0	0.00	0	0.00	0	0.00	2	76,401,411.41	4.388081%	4.343052%	5
05/12/22	0	0.00	0	0.00	2	24,969,802.87	1	15,607,218.59	0	0.00	0	0.00	0	0.00	1	27,893,850.34	4.391625%	4.344520%	6
04/12/22	0	0.00	0	0.00	2	25,030,091.22	1	15,640,800.05	0	0.00	0	0.00	0	0.00	0	0.00	4.362963%	4.316612%	7
03/11/22	0	0.00	0	0.00	2	25,086,579.31	1	15,671,915.84	0	0.00	0	0.00	0	0.00	0	0.00	4.362867%	4.316525%	8
02/11/22	0	0.00	0	0.00	2	25,153,488.74	1	15,709,855.08	0	0.00	0	0.00	0	0.00	0	0.00	4.362778%	4.316448%	9
01/12/22	0	0.00	0	0.00	2	25,209,440.38	1	15,740,654.46	0	0.00	0	0.00	0	0.00	0	0.00	4.362682%	4.316361%	10
12/10/21	0	0.00	0	0.00	2	25,265,149.05	1	15,771,312.72	0	0.00	0	0.00	0	0.00	1	3,127,855.67	4.362587%	4.316275%	11
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 17 of 26

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
1	30289398	09/06/22	1	5	352,082.50	693,112.50	0.00	90,000,000.00	06/01/22	4
Totals					352,082.50	693,112.50	0.00	90,000,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 26

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		156,347,360	66,347,360	90,000,000		0
0 - 6 Months		161,233,708	161,233,708	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Nov-22	317,581,068	227,581,068	90,000,000	0	0	0
Oct-22	366,172,900	266,941,734	0	90,000,000	9,231,166	0
Sep-22	471,193,710	461,935,323	0	0	9,258,388	0
Aug-22	621,058,078	521,773,788	90,000,000	0	9,284,290	0
Jul-22	656,089,812	646,779,725	0	0	9,310,088	0
Jun-22	684,585,601	675,248,601	0	0	9,337,000	0
May-22	762,524,150	737,554,347	0	0	9,362,584	15,607,219
Apr-22	792,129,195	767,099,104	0	0	9,389,291	15,640,800
Mar-22	793,825,726	768,739,146	0	0	9,414,663	15,671,916
Feb-22	795,767,946	770,614,457	0	0	9,443,634	15,709,855
Jan-22	797,450,984	772,241,543	0	0	25,209,440	0
Dec-21	799,127,788	773,862,639	0	0	9,493,836	15,771,313
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 19 of 26

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	30289398	90,000,000.00	90,000,000.00	368,000,000.00	07/07/12	14,493,480.00	1.47000	06/30/22	09/06/22	I/O
16	30289412	13,752,245.93	13,752,245.93	29,150,000.00	09/04/12	2,783,353.82	2.30000	06/30/22	12/06/22	180
29	30291473	9,205,047.46	9,205,047.46	13,800,000.00	10/22/20	(30,958.08)	(0.04000)	09/30/20	12/06/22	210
Totals		112,957,293.39	112,957,293.39	410,950,000.00		17,245,875.74

© 2021 Computershare. All rights reserved. Confidential.										Page 20 of 26

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
1	30289398	RT	NY	06/01/22	4
11/7/2022 - The Loan transferred due to imminent maturity default. The Borrower requested a maturity extension and Special Servicer is currently evaluating their proposal.

16	30289412	OF	SC	10/13/22	98

Borrower delivered notice to Midland that the loan will not payoff at loan maturity on 12/6/2022 and requested a transfer to Midland Special Servicing to negotiate a resolution.Borrower has delivered notice to Midland that the loan will not payoff at

29	30291473	MU	CA	06/09/20	1

9/24/2022 - Loan transferred to MLS Special Servicing on 6-9-2020 due to delinquency. Loan is past due for the 4/6/2020 and subsequent payments. As of 7/2022 both the Special Servicer and Borrower are moving forward with litigation as

Special Servicer is still pursuing F/C. On 8/26/2022 the court has granted the motion for a preliminary injunction. As part of the order entering the injunction, the court has ordered the borrower to make a “do equity” payment within 30 days. This amount consisted mainly of the outstanding principal and interest figures that were due. The Borrower has made the “do equity” payment and special servicer is working on providing the Borrower the payoff figures as the loan matures in

December of 2022.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 21 of 26

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
19	30289395	15,596,534.38	5.25000%	15,596,534.38 5.25000%		8	06/25/20	07/06/20	06/30/20
22	30289396	15,059,579.55	5.09000%	15,059,579.55 5.09000%		8	09/04/20	08/21/20	09/14/20
45	30289400	5,395,930.72	5.33600%	5,395,930.72 5.33600%		8	05/14/20	06/05/20	05/19/20
Totals		36,052,044.65		36,052,044.65
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 22 of 26

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
17	30291489 06/10/22	15,607,218.59	31,000,000.00	16,712,817.85	1,121,795.67	16,650,265.20	15,528,469.53	78,749.06	0.00	0.00	78,749.06	0.42%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		15,607,218.59	31,000,000.00	16,712,817.85	1,121,795.67	16,650,265.20	15,528,469.53	78,749.06	0.00	0.00	78,749.06

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 23 of 26

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
17	30291489	06/10/22	0.00	0.00	78,749.06	0.00	0.00	78,749.06	0.00	0.00	78,749.06
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	78,749.06	0.00	0.00	78,749.06	0.00	0.00	78,749.06

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 26

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
1	0.00	0.00	19,375.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(116.12)	0.00	0.00	0.00
16	0.00	0.00	1,821.48	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	1,987.26	0.00	0.00	(17,773.08)	0.00	0.00	105,409.33	0.00	0.00	0.00
Total	0.00	0.00	23,183.74	0.00	0.00	(17,773.08)	0.00	0.00	105,293.21	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		110,703.87

© 2021 Computershare. All rights reserved. Confidential.												Page 25 of 26

Supplemental Notes
Exchange of Exchangeable Certificates--January 2016

In January 2016 an exchange of exchangeable certificates took effect in which $198,000,000.00 of Class PEZ was exchanged for $115,611,122.00 of Class A-M, $49,167,571.00 of Class B, and $33,221,307.00 of Class C.

Servicer Revision to November 2017 Reporting
A revision was made to include a loan that has liquidated.

© 2021 Computershare. All rights reserved. Confidential.	Page 26 of 26